IMPAIRMENT OF NON-FINANCIAL ASSETS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IMPAIRMENT OF NONFINANCIAL ASSETS
Period of assessment of value of goodwill	5 years
Growth rate	4.00%	4.50%
Discount rate applied to cash flow projections	12.00%	12.60%
Discount rate for estimated future cash flows before tax	14.04%	14.18%
Inflation rate	3.00%	3.21%
Recoverable value of CGU	41.60%
Reduction in cash flow after 5 years	37.40%
Percentage of increase of up of results	3.29%
Percentage of discount rate	15.29%
Percentage of reduction of changes in financial and operational	4.80%
Perpetuity growth rate	(0.80%)